Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		$ 991,223	$ 751,531
Derivative assets		51,362	32,993
Equity securities, trading		8,826	7,539
Separate account assets		2,300,462	2,255,576
Total assets accounted for at fair value		3,351,873	3,047,639
Liabilities accounted for at fair value:
Derivative liabilities		(21,105)	(15,416)
Reserves at fair value	[1]	(624,157)	(399,260)
Total liabilities accounted for at fair value		(645,262)	(414,676)
U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		77,660	49,217
States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		11,005	10,644
Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		640,875	509,279
Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		258,750	182,391
Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		2,933
Fair Value, Inputs, Level 1
Assets accounted for at fair value:
Equity securities, trading		8,826	7,539
Separate account assets		2,300,462	2,255,576
Total assets accounted for at fair value		2,386,948	2,312,332
Fair Value, Inputs, Level 1 | U.S. government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		77,660	49,217
Fair Value, Inputs, Level 2
Assets accounted for at fair value:
Derivative assets		51,362	32,993
Total assets accounted for at fair value		964,925	734,265
Liabilities accounted for at fair value:
Derivative liabilities		(21,105)	(15,416)
Total liabilities accounted for at fair value		(21,105)	(15,416)
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		11,005	10,644
Fair Value, Inputs, Level 2 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		640,875	508,237
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		258,750	182,391
Fair Value, Inputs, Level 2 | Foreign Government
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale		2,933
Fair Value, Inputs, Level 3
Assets accounted for at fair value:
Total assets accounted for at fair value			1,042
Liabilities accounted for at fair value:
Reserves at fair value	[1]	(624,157)	(399,260)
Total liabilities accounted for at fair value		$ (624,157)	(399,260)
Fair Value, Inputs, Level 3 | Corporate Securities
Assets accounted for at fair value:
Fixed-maturity securities, available-for-sale			$ 1,042

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Balance Sheets.